Mischler Financial Group [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mischler Financial Group | FEDFUND | Mischler Financial Group Shares
Prospectus [Line Items]
Annual Return [Percent]	5.17%	5.01%	1.51%